Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 160,285	$ 190,243
Short-term bank deposit	20,000	20,000
Trade receivables (net of allowance for credit losses of $1,130 and $1,337 on December 31, 2022 and 2021, respectively)	58,563	53,985
Unbilled receivables and contract assets	34,819	22,276
Other receivables and prepaid expenses	11,640	13,841
Total current assets	285,307	300,345
LONG-TERM ASSETS:
Capitalized software development costs, net	23,426	25,203
Other intangible assets, net	44,003	56,939
Property and equipment, net	12,021	14,458
Goodwill	252,232	261,141
Severance pay fund	3,996	5,954
Operating lease right-of-use assets	33,688	43,665
Deferred tax assets	9,418	3,122
Other long-term assets	4,253	4,166
Total long-term assets	383,037	414,648
Total assets	668,344	714,993
CURRENT LIABILITIES:
Trade payables	9,415	5,008
Employees and payroll accruals	42,256	43,402
Accrued expenses and other liabilities	34,706	33,048
Current maturities of Series B Debentures	19,796	19,796
Current maturities of operating lease liabilities	9,063	10,827
Deferred revenues	30,720	39,614
Total current liabilities	145,956	151,695
LONG-TERM LIABILITIES:
Series B Debentures, net of current maturities	59,275	78,986
Deferred tax liabilities	11,363	15,360
Other long-term liabilities	13,312	12,144
Long-term operating lease liabilities	28,432	38,751
Accrued severance pay	7,063	9,236
Redeemable non-controlling interest	89	101
Total long-term liabilities	119,534	154,578
COMMITMENTS AND CONTINGENCIES
Share capital:
Common shares of € 0.01 par value: Authorized: 70,000,000 shares on December 31, 2022 and 2021; Issued: 57,468,506 and 57,393,305 shares on December 31, 2022 and 2021, respectively; Outstanding: 55,140,210 and 55,065,009 shares on December 31, 2022 and 2021, respectively	756	756
Additional paid-in capital	344,734	340,837
Treasury shares, at cost - 2,328,296 Common shares on December 31, 2022 and 2021	(9,423)	(9,423)
Accumulated other comprehensive income (loss)	(21,138)	2,819
Retained earnings	85,575	71,559
Total Sapiens International Corporation N.V. shareholders’ equity	400,504	406,548
Non-controlling interests	2,350	2,172
Total equity	402,854	408,720
Total liabilities and equity	$ 668,344	$ 714,993